Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities
Profit for the year		$ 173,781		$ 986,374		$ 2,092,772
Adjustments for:
Depreciation and amortization		743,277		657,692		616,492
Impairment charge		32,435		42,316		99,000
Income tax accruals less payments		497,697		(160,940)		(1,195,561)
Equity in earnings of non-consolidated companies		(69,108)		(105,305)		(37,114)
Interest accruals less payments/receipts, net		(16,331)		(45,139)		(24,795)
Changes in provisions		(60,469)		(64,447)		(1,069)
Changes in working capital	[1]	(15,880)		321,081		1,152,498
Net foreign exchange results and others		210,555		(236,499)		50,720
Net cash provided by operating activities		1,906,157		2,501,124		2,752,943
Cash flows from investing activities
Capital expenditures and advances to suppliers for PP&E	[2]	(1,865,419)		(1,460,677)		(580,553)
Decrease (Increase) in other investments		462,128		(717,534)		(770,638)
Proceeds from the sale of property, plant and equipment		2,388		2,477		1,912
Dividends received from non-consolidated companies		25,582		43,075		28,884
Acquisition of non-controlling interest		0		0		(4,216)
Net cash used in investing activities		(1,375,321)		(1,470,273)		(1,324,611)
Cash flows from (used in) financing activities [abstract]
Dividends paid in cash to company’s shareholders		(608,554)		(569,292)		(530,031)
Dividends paid in cash to non-controlling interest		(54,335)		0		0
Lease payments		(61,194)		(58,900)		(49,410)
Proceeds from borrowings		1,558,501		354,946		285,908
Repayments of borrowings		(1,322,803)		(493,111)		(722,644)
Net cash used in financing activities		(488,385)		(766,357)		(1,016,177)
Increase in cash and cash equivalents		42,451		264,494		412,155
Movement in cash and cash equivalents
Beginning of period		1,846,013	[3]	1,653,355	[3]	1,276,605
Effect of exchange rate changes		(197,201)		(71,836)		(35,405)
Increase in cash and cash equivalents		42,451		264,494		412,155
End of period	[3]	1,691,263		1,846,013		1,653,355
Non-cash transactions:
Dividends paid in kind to non-controlling interest		0		(233,538)		(112,293)
Acquisition of PP&E under lease contract agreements		13,850		16,061		13,961
Adjustments related to post-retirement benefits and contingencies		0		171,987		0
Usiminas
Adjustments for:
Non-cash effects related to the provision for ongoing litigation related to the acquisition of a participation in Usiminas		410,200		0		0
Usiminas
Adjustments for:
Non-cash effects related to the increase of the participation in Usiminas		0		1,105,991		0
Cash flows from investing activities
Purchase consideration		0		(118,686)		0
Cash acquired		$ 0		$ 781,072		$ 0

[1]	The working capital is calculated net of non-cash movements of $(389.8) million as of December 31, 2024 ($129.3 million and $24.9 million as of December 31, 2023 and 2022, respectively) due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar.
[2]	It includes capital expenditures of $1,821,111 and advances to suppliers for property, plant and equipment of $44,308.
[3]	It includes restricted cash of $2,746, $3,129 and $30 as of December 31, 2024, 2023 and 2022, respectively. In addition, the Company had other investments with a maturity of more than three months for $2,182,874, $2,186,420 and $1,975,490 as of December 31, 2024, 2023 and 2022, respectively.